Other financial assets - Fair value measurements - Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Assets	$ 14,424,320	$ 11,918,451	$ 10,115,278
Financial assets at fair value through profit or loss | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	105,006	165,041	78,605
Financial assets at fair value through profit or loss | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	1,508	2,531	4,713
Financial assets at fair value through profit or loss | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	47,189	24,448
Financial assets at fair value through profit or loss | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	56,309	138,062	73,892
Listed equity securities | Financial assets at fair value through profit or loss | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	1,508
Listed equity securities | Financial assets at fair value through profit or loss | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	1,508
Unlisted equity securities | Financial assets at fair value through profit or loss | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	53,964
Unlisted equity securities | Financial assets at fair value through profit or loss | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	53,964
Short term investment | Financial assets at fair value through profit or loss | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets		117,928	24,931
Short term investment | Financial assets at fair value through profit or loss | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets		117,928	24,931
Financial products sold by banks | Financial assets at fair value through profit or loss | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	2,345
Financial products sold by banks | Financial assets at fair value through profit or loss | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	2,345
Monetary funds | Financial assets at fair value through profit or loss | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	39,340
Monetary funds | Financial assets at fair value through profit or loss | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	39,340
Cross currency swap contracts | Financial assets at fair value through profit or loss | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	1,158	22,337
Cross currency swap contracts | Financial assets at fair value through profit or loss | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	1,158	22,337
Cross currency swap contracts | Financial assets at fair value through profit or loss | Cross currency swap contracts - cash flow hedges | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	6,691
Cross currency swap contracts | Financial assets at fair value through profit or loss | Cross currency swap contracts - cash flow hedges | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	$ 6,691
Available-for-sale investment, level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets			4,713
Available-for-sale investment, level 1 | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets			4,713
Available-for-sale investment, level 1 | Financial assets at fair value through profit or loss | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets		2,531
Available-for-sale investment, level 1 | Financial assets at fair value through profit or loss | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets		2,531
Available-for-sale investment, level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets			16,067
Available-for-sale investment, level 3 | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets			16,067
Available-for-sale investment, level 3 | Financial assets at fair value through profit or loss | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets		20,134
Available-for-sale investment, level 3 | Financial assets at fair value through profit or loss | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets		20,134
Foreign currency forward contracts | Financial assets at fair value through profit or loss | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets		2,111
Foreign currency forward contracts | Financial assets at fair value through profit or loss | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets		$ 2,111
Derivative financial instruments | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets			32,894
Derivative financial instruments | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets			$ 32,894